Revenue Direct Financing Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Property Subject to or Available for Operating Lease [Line Items]
Direct Financing Lease, Lease Receivable	$ 849,115	$ 897,130
Residual Value of Leased Asset	291,098	291,098
Deferred Costs, Leasing, Net	304	329
Deferred Lease Income, after Accumulated Amortization	579,080	613,394
Direct Financing Lease, Net Investment in Lease	561,437	575,163
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years		64,200
Net Investment in Lease, Current	(13,365)	(12,635)
Net investment in direct financing leases – non-current (notes 3 and 6)	548,072	562,528
Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year	15,900
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Next Twelve Months		63,900
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years	64,300	64,300
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years	64,200	64,200
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years	64,200
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years	64,000	64,000
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter	576,500	$ 576,500
Sales-type lease [Member]
Property Subject to or Available for Operating Lease [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year	7,100
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years	$ 36,400